Income tax expense (Details 1) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Profit beore income tax	¥ 19,854	¥ 58,616	¥ 26,188
Income Taxes [member]
Statement [Line Items]
Profit beore income tax	19,854	58,616	26,188
Computed expected income tax expense	4,963	14,654	6,547
Tax effect of non-deductible expenses	13,817	6,260	17,173
Tax effect of tax-exempt entities	804	716	1,884
Tax effect of non-taxable income	(19,584)	(21,630)	(7,571)
Income tax expense	¥ 0	¥ 0	¥ 18,033